INTANGIBLE ASSETS AND GOODWILL - Movement of Goodwill (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Goodwill, beginning balance		$ 13,330,269
Goodwill impairment		4,122,926	$ 3,000,000
Goodwill, ending balance		26,365,270	13,330,269
Discontinued operations, disposed of by sale
Goodwill [Roll Forward]
Goodwill impairment	$ 4,122,926	4,122,926	3,000,000
Continuing Operations
Goodwill [Roll Forward]
Goodwill, beginning balance		13,330,269	10,512,975
Goodwill impairment			0
Less: Sale of Securitize for Advisors		0
Goodwill, ending balance		26,365,270	13,330,269
Continuing Operations | Discontinued operations, disposed of by sale
Goodwill [Roll Forward]
Goodwill impairment		0
Continuing Operations | Theorem Acquisition
Goodwill [Roll Forward]
Goodwill acquired during period			2,817,294
Continuing Operations | MG Stover Acquisition
Goodwill [Roll Forward]
Goodwill acquired during period		13,035,001
Discontinued Operations
Goodwill [Roll Forward]
Goodwill, beginning balance		5,995,793	8,995,793
Goodwill impairment			3,000,000
Less: Sale of Securitize for Advisors		(1,872,867)
Goodwill, ending balance		0	5,995,793
Discontinued Operations | Discontinued operations, disposed of by sale
Goodwill [Roll Forward]
Goodwill impairment		4,122,926
Discontinued Operations | Theorem Acquisition
Goodwill [Roll Forward]
Goodwill acquired during period			$ 0
Discontinued Operations | MG Stover Acquisition
Goodwill [Roll Forward]
Goodwill acquired during period		$ 0